THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED June 30, 2006.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           November 13, 2006
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     4
                                                   ----------
Form 13F Information Table Value Total:           $   101,161
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                     Form 13f Information Table
                                     Satellite Asset Management, L.P.
                                     For Quarter Ended June 30, 2006




                                                              Market    Share/                                 Vtng    Vtng     Vtng
                                                               Value     Prn       SH/  Put/ Invstmnt  Other   Authr   Authr   Authr
Name of Issuer                  Title of Class       Cusip    x 1000     Amt       PRN  Call Dscrtion  Mngr    Sole    Shrd     None
GOLDEN WEST FINL CORP DEL       COM                381317106  $35,824     482,800  SH          SOLE            482,800
MAVERICK TUBE CORP              COM                577914104  $25,276     400,000  SH          SOLE            400,000
MICHAELS STORES INC             COM                594087108  $21,651     525,000  SH          SOLE            525,000
WESTERN GAS RES INC             COM                958259103  $18,410     307,600  SH          SOLE            307,600


REPORT SUMMARY: 4 Securities                       Total     $101,161